COMMITMENTS & CONTINGENCIES (Detail Textuals 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2009
Commitments and Contingencies [Line Items]
Number of branch facilities under lease obligation	3
Number of land lease	1
Amount of lease obligations	$ 579,000
Core Banking Services
Commitments and Contingencies [Line Items]
Term of contract	one year extension	six and a half years
Minimum annual cost	$ 276,000